Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	$ 1,362,281
Intangible assets other than goodwill, ending balance	1,410,432			$ 1,362,281
Additions to intangible assets	236,935	$ 237,930
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	93,134
Additions to intangible assets	236,934
Investing Activities | Trade payables and trade payables - related parties
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets	143,800
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	294,051
Intangible assets other than goodwill, ending balance	357,144			294,051
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	9,832
Intangible assets other than goodwill, ending balance	8,761			9,832
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	1,058,398
Intangible assets other than goodwill, ending balance	1,044,527			1,058,398
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	2,160,043
Additions	140,174
Effect of foreign currency exchange rate differences	(102,686)
Intangible assets other than goodwill, ending balance	2,197,531			2,160,043
Gross carrying amount | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	312,945
Additions	79,050
Effect of foreign currency exchange rate differences	(16,685)
Intangible assets other than goodwill, ending balance	375,310			312,945
Gross carrying amount | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	11,380
Additions	356
Effect of foreign currency exchange rate differences	(842)
Intangible assets other than goodwill, ending balance	10,894			11,380
Gross carrying amount | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	1,835,718
Additions	60,768			240,312
Effect of foreign currency exchange rate differences	(85,159)
Intangible assets other than goodwill, ending balance	1,811,327			1,835,718
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(797,762)
Amortization expense	(3,855)
Amortization capitalized into inventory	(11,597)
Effect of foreign currency exchange rate differences	26,115
Intangible assets other than goodwill, ending balance	(787,099)			(797,762)
Accumulated depreciation and amortisation | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(18,894)
Amortization expense	0
Amortization capitalized into inventory	(299)
Effect of foreign currency exchange rate differences	1,027
Intangible assets other than goodwill, ending balance	(18,166)			(18,894)
Accumulated depreciation and amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(1,548)
Amortization expense	(689)
Amortization capitalized into inventory	0
Effect of foreign currency exchange rate differences	104
Intangible assets other than goodwill, ending balance	(2,133)			(1,548)
Accumulated depreciation and amortisation | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(777,320)
Amortization expense	(3,166)
Amortization capitalized into inventory	(11,298)
Effect of foreign currency exchange rate differences	24,984
Intangible assets other than goodwill, ending balance	$ (766,800)			$ (777,320)

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.